Segment data (Balance Sheets - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	¥ 3,574,704	¥ 3,052,269
Marketable securities	1,127,160	1,768,360
Finance receivables, net	6,647,771	6,348,306
Inventories	2,656,396	2,539,789
Prepaid expenses and other current assets	805,964	833,788
Total current assets	18,879,237	18,152,656
Noncurrent finance receivables, net	10,281,118	9,481,618
Investments and other assets	12,091,100	12,406,302
Property, plant and equipment	10,685,494	10,267,673	¥ 10,197,109
Total assets	51,936,949	50,308,249	48,750,186
Current liabilities
Short-term borrowings	5,344,973	5,154,913
Current portion of long-term debt	4,254,260	4,186,277
Accounts payable	2,645,984	2,586,657
Accrued expenses	3,222,446	3,104,260
Income taxes payable	320,998	462,327
Other current liabilities	1,335,475	1,254,241
Total current liabilities	18,226,938	17,796,891
Long-term liabilities
Long-term debt	10,550,945	10,006,374
Accrued pension and severance costs	963,406	931,182
Other long-term liabilities	615,599	533,561
Total long-term liabilities	13,144,801	12,589,282
Total liabilities	31,371,739	30,386,173
Mezzanine equity	498,073	491,974
Total Toyota Motor Corporation shareholders' equity	19,348,152	18,735,982
Noncontrolling interests	718,985	694,120
Total shareholders' equity	20,067,137	19,430,102	¥ 18,183,076	¥ 17,608,407
Total liabilities, mezzanine equity and shareholders' equity	51,936,949	50,308,249
Eliminations
Current assets
Total assets	(1,092,638)	(1,110,927)
Long-term liabilities
Total liabilities	(1,092,679)	(1,110,934)
Non Financial Services Businesses
Current assets
Cash and cash equivalents	2,790,212	2,390,524
Marketable securities	1,108,540	1,546,459
Trade accounts and notes receivable, less allowance for doubtful accounts	2,489,105	2,304,676
Inventories	2,656,396	2,539,497
Prepaid expenses and other current assets	2,118,922	1,818,687
Total current assets	11,163,175	10,599,843
Investments and other assets	11,643,209	11,861,394
Property, plant and equipment	6,178,503	5,901,958
Total assets	28,984,887	28,363,195
Current liabilities
Short-term borrowings	579,901	541,968
Current portion of long-term debt	173,379	179,994
Accounts payable	2,616,143	2,556,393
Accrued expenses	3,075,411	2,980,981
Income taxes payable	300,703	429,616
Other current liabilities	1,755,737	1,797,724
Total current liabilities	8,501,274	8,486,676
Long-term liabilities
Long-term debt	784,256	642,691
Accrued pension and severance costs	948,377	917,133
Other long-term liabilities	1,059,237	1,111,843
Total long-term liabilities	2,791,870	2,671,667
Total liabilities	11,293,144	11,158,343
Financial Services Business
Current assets
Cash and cash equivalents	784,492	661,745
Marketable securities	18,620	221,901
Finance receivables, net	6,647,771	6,348,306
Prepaid expenses and other current assets	997,116	957,122
Total current assets	8,447,999	8,189,074
Noncurrent finance receivables, net	10,281,118	9,481,618
Investments and other assets	808,592	1,019,574
Property, plant and equipment	4,506,991	4,365,715
Total assets	24,044,700	23,055,981
Current liabilities
Short-term borrowings	5,113,888	4,929,478
Current portion of long-term debt	4,127,133	4,053,538
Accounts payable	39,187	40,251
Accrued expenses	161,105	145,127
Income taxes payable	20,295	32,711
Other current liabilities	997,842	870,634
Total current liabilities	10,459,450	10,071,739
Long-term liabilities
Long-term debt	9,974,516	9,574,118
Accrued pension and severance costs	15,029	14,049
Other long-term liabilities	722,279	678,858
Total long-term liabilities	10,711,824	10,267,025
Total liabilities	¥ 21,171,274	¥ 20,338,764